UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2002

            Check here if Amendment [ ]: Amendment Number: __________

               This Amendment (Check only one.):  [ ] a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Procter & Gamble Company
Address:          One Procter & Gamble Plaza
                  Cincinnati, OH 45202

Form 13F file Number: 028-06145

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:  Juan Pedro Hernandez

Name:    Juan Pedro Hernandez
Title:   Vice President & Treasurer
Phone:   513-983-6523

Signature, Place, and Date of Signing:


/s/JUAN PEDRO HERNANDEZ
---------------------------------------
Cincinnati, OH
August 15, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $40,584 (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE


Column 1     Column 2      Column 3     Column 4                Column 5             Column 6     Column 7        Column 8
--------     --------      --------     --------      ---------------------------    --------     --------   --------------------
                                                                                                               Voting authority
                                                                                                             --------------------

Name of      Title of       CUSIP        Value        Shrs or    SH/PRN  Put/Call    Investment   Other
Issuer       class                       (x$1000)     prn amt                        discretion   managers   Sole      Shared  None
--------     --------       --------     --------     -------    ------  --------    ----------   --------   ----      ------  ----
Regeneron    Common         75886F107    $37,856      2,609,005  SH                  Sole                    2,609,005
Pharmaceu-
ticals
Inc.


I-Many Inc.  Common         44973Q103    $ 1,463        531,960  SH                  Sole                      531,960


Plumtree     Common         72940Q104    $ 1,535        308,333  SH                  Sole                      308,333
Software,
Inc.